Discontinued operations - Net income (Details) - USD ($)		12 Months Ended
	Dec. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued operations
Loss from continuing operations before income taxes		$ (6,463,640)	$ (1,151,073)
Net income from discontinued operations		7,959,161	573,828
Discontinued operations
Discontinued operations
Recovery / (Provision) of income taxes		380,170	(293,969)
Oil and Gas business
Discontinued operations
Royalty income		1,118,283	1,458,739
Depletion		(156,908)	(590,942)
Gain on spin-out of assets	$ 6,600,000	6,617,616	0
Loss from continuing operations before income taxes		7,578,991	867,797
Recovery / (Provision) of income taxes		380,170	(293,969)
Net income from discontinued operations		$ 7,959,161	$ 573,828